SHAREHOLDERS' EQUITY - Ordinary shares (Details)		12 Months Ended
	Dec. 19, 2024 $ / shares shares	Mar. 31, 2025 USD ($) Vote $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 shares
SHAREHOLDERS' EQUITY
Share capital authorized | $		$ 50,000
Shares authorized		500,000,000	500,000,000
Par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Shares issued		23,437,500	22,000,000	22,000,000
Shares outstanding		23,437,500	22,000,000	22,000,000
Class B share conversion ratio		1
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Shares authorized		470,000,000	470,000,000
Par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Shares issued		22,260,175	20,822,675	20,822,675
Shares outstanding		22,260,175	20,822,675	20,822,675
Number of votes per share | Vote		1
Class A Ordinary Shares | Initial public offering
SHAREHOLDERS' EQUITY
Par value (in dollars per share) | $ / shares	$ 0.0001
Number of shares issued (in shares)	1,250,000
Public offering price (in dollars per share) | $ / shares	$ 4
Class A Ordinary Shares | Exercise of over allotment option
SHAREHOLDERS' EQUITY
Par value (in dollars per share) | $ / shares	$ 0.0001
Number of shares issued (in shares)	187,500
Public offering price (in dollars per share) | $ / shares	$ 4
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Shares authorized		30,000,000	30,000,000
Par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Shares issued		1,177,325	1,177,325	1,177,325
Shares outstanding		1,177,325	1,177,325
Number of votes per share | Vote		5